Offerings	Nov. 15, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of securities is being registered as may from time to time be offered at indeterminate prices.

(2)	In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.10 per share
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of securities is being registered as may from time to time be offered at indeterminate prices.

(2)	In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.